Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	January 2022
Payment Date	2/15/2022
Transaction Month	27
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,424,799,288.20	51,620		57.1 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,050,000.00	1.84512%		December 15, 2020
Class A-2a Notes	$357,580,000.00	1.88%		July 15, 2022
Class A-2b Notes	$75,000,000.00	0.29329%	*	July 15, 2022
Class A-3 Notes	$432,470,000.00	1.87%		March 15, 2024
Class A-4 Notes	$130,990,000.00	1.93%		April 15, 2025
Class B Notes	$39,480,000.00	2.13%		May 15, 2025
Class C Notes	$26,320,000.00	2.25%		May 15, 2026
Total	$1,315,890,000.00
		* One-month LIBOR + 0.19%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,132,398.69

Principal:
Principal Collections	$15,225,966.17
Prepayments in Full	$8,541,783.84
Liquidation Proceeds	$102,052.59
Recoveries	$51,133.99
Sub Total	$23,920,936.59
Collections	$25,053,335.28

Purchase Amounts:
Purchase Amounts Related to Principal	$227,728.67
Purchase Amounts Related to Interest	$947.53
Sub Total	$228,676.20

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$25,282,011.48

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	January 2022
Payment Date	2/15/2022
Transaction Month	27
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$25,282,011.48
Servicing Fee	$409,709.48	$409,709.48	$0.00	$0.00	$24,872,302.00
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$24,872,302.00
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$24,872,302.00
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$24,872,302.00
Interest - Class A-3 Notes	$355,249.64	$355,249.64	$0.00	$0.00	$24,517,052.36
Interest - Class A-4 Notes	$210,675.58	$210,675.58	$0.00	$0.00	$24,306,376.78
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,306,376.78
Interest - Class B Notes	$70,077.00	$70,077.00	$0.00	$0.00	$24,236,299.78
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,236,299.78
Interest - Class C Notes	$49,350.00	$49,350.00	$0.00	$0.00	$24,186,949.78
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$24,186,949.78
Regular Principal Payment	$21,903,512.17	$21,903,512.17	$0.00	$0.00	$2,283,437.61
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,283,437.61
Residual Released to Depositor	$0.00	$2,283,437.61	$0.00	$0.00	$0.00
Total		$25,282,011.48

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$21,903,512.17
Total					$21,903,512.17

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$21,903,512.17	$50.65	$355,249.64	$0.82	$22,258,761.81	$51.47
Class A-4 Notes	$0.00	$0.00	$210,675.58	$1.61	$210,675.58	$1.61
Class B Notes	$0.00	$0.00	$70,077.00	$1.78	$70,077.00	$1.78
Class C Notes	$0.00	$0.00	$49,350.00	$1.88	$49,350.00	$1.88
Total	$21,903,512.17	$16.65	$685,352.22	$0.52	$22,588,864.39	$17.17

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	January 2022
Payment Date	2/15/2022
Transaction Month	27

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$227,967,683.70	0.5271295	$206,064,171.53	0.4764820
Class A-4 Notes	$130,990,000.00	1.0000000	$130,990,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$424,757,683.70	0.3227912	$402,854,171.53	0.3061458

Pool Information
Weighted Average APR	2.698%	2.692%
Weighted Average Remaining Term	35.99	35.14
Number of Receivables Outstanding	26,873	26,188
Pool Balance	$491,651,371.65	$467,431,633.26
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$455,160,657.34	$432,893,849.10
Pool Factor	0.3450671	0.3280684

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,743.29
Yield Supplement Overcollateralization Amount	$34,537,784.16
Targeted Overcollateralization Amount	$64,577,461.73
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$64,577,461.73

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,743.29
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,743.29
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,743.29

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	January 2022
Payment Date	2/15/2022
Transaction Month	27
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		63	$122,207.12
(Recoveries)		37	$51,133.99
Net Loss for Current Collection Period			$71,073.13
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1735%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			-0.1845%
Second Prior Collection Period			0.0825%
Prior Collection Period			0.1899%
Current Collection Period			0.1779%
Four Month Average (Current and Prior Three Collection Periods)			0.0664%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,159	$6,089,232.85
(Cumulative Recoveries)			$1,498,626.91
Cumulative Net Loss for All Collection Periods			$4,590,605.94
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3222%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,820.40
Average Net Loss for Receivables that have experienced a Realized Loss			$2,126.26

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.02%	223	$4,786,254.68
61-90 Days Delinquent	0.12%	25	$569,989.61
91-120 Days Delinquent	0.04%	8	$199,861.06
Over 120 Days Delinquent	0.06%	10	$294,528.17
Total Delinquent Receivables	1.25%	266	$5,850,633.52

Repossession Inventory:
Repossessed in the Current Collection Period		10	$245,790.32
Total Repossessed Inventory		14	$353,846.38

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1269%
Prior Collection Period			0.1377%
Current Collection Period			0.1642%
Three Month Average			0.1429%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2277%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	January 2022
Payment Date	2/15/2022
Transaction Month	27

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	77	$1,931,735.44
2 Months Extended	117	$2,828,926.82
3+ Months Extended	18	$439,651.53

Total Receivables Extended	212	$5,200,313.79

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2022

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer